UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end:  June 30

Date of reporting period: January 1, 2015 - March 31, 2015

Item 1 – Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value (Note 1)

COMMON STOCKS - 95.42%
Australia - 3.17%
BHP Billiton Ltd.	124,500	$2,893,882
Sonic Healthcare Ltd.	625,000	9,709,936

		12,603,818

Canada - 5.42%
BCE, Inc.	193,900	8,213,604
Manulife Financial Corp.	582,600	9,910,026
RioCan Real Estate Investment Trust	147,450	3,383,978

		21,507,608

China - 1.62%
CNOOC Ltd.	4,555,000	6,428,587

France - 11.63%
BNP Paribas SA	194,150	11,813,260
Cie Generale des Etablissements Michelin	113,100	11,247,228
GDF Suez	251,750	4,970,310
Sanofi	133,000	13,134,958
Total SA - Sponsored ADR	100,400	4,985,864

		46,151,620

Germany - 12.94%
Bayer AG	66,189	9,902,929
Deutsche Post AG	286,250	8,918,090
Deutsche Telekom AG	718,560	13,142,770
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	40,300	8,659,756
Siemens AG	99,150	10,723,489

		51,347,034

Hong Kong - 2.75%
BOC Hong Kong Holdings Ltd.	3,060,500	10,915,158

Indonesia - 0.09%
PT Telekomunikasi Indonesia Persero Tbk	1,620,000	357,203

Japan - 9.87%
Honda Motor Co. Ltd.	337,000	11,000,671
Japan Tobacco, Inc.	348,200	11,008,296
Kirin Holdings Co. Ltd.	405,000	5,312,089
Nippon Telegraph & Telephone Corp.	192,100	11,858,530

		39,179,586

Luxembourg - 3.25%
RTL Group SA	134,064	12,895,870

	Shares	Value (Note 1)

Netherlands - 2.48%
Unilever NV	236,000	$9,855,360

Norway - 2.22%
North Atlantic Drilling Ltd.	328,750	381,350
Orkla ASA	829,350	6,259,373
Statoil ASA	122,000	2,157,132

		8,797,855

Poland - 0.25%
Asseco Poland SA	63,042	980,850

Singapore - 5.03%
Singapore Telecommunications Ltd.	3,435,000	10,961,218
United Overseas Bank Ltd.	536,500	8,992,902

		19,954,120

South Africa - 1.34%
MTN Group Ltd.	315,500	5,318,432

Switzerland - 13.89%
ABB Ltd. - Sponsored ADR	128,500	2,720,345
Nestle SA	150,350	11,321,722
Novartis AG - Sponsored ADR	123,850	12,212,849
Roche Holding AG	30,190	8,295,973
UBS Group AG	633,450	11,877,892
Zurich Insurance Group AG	25,735	8,698,487

		55,127,268

United Kingdom - 19.47%
AstraZeneca PLC - Sponsored ADR	46,900	3,209,367
BAE Systems PLC	1,510,200	11,703,391
British American Tobacco PLC - Sponsored ADR	99,750	10,351,058
GlaxoSmithKline PLC	446,650	10,281,857
HSBC Holdings PLC	460,133	3,937,715
Imperial Tobacco Group PLC	262,100	11,497,350
Indivior PLC(a)	133,450	376,124
Rexam PLC	562,808	4,823,457
Royal Dutch Shell PLC, Class B	229,100	7,136,538
Smiths Group PLC	154,000	2,547,046
SSE PLC	402,400	8,930,444
Vodafone Group PLC - Sponsored ADR	75,800	2,477,144

		77,271,491

TOTAL COMMON STOCKS
(Cost $346,059,214)		378,691,860

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 4.67%
SSgA® Prime Money Market Fund	0.026%	18,514,971	$18,514,971

TOTAL SHORT TERM INVESTMENTS
(Cost $18,514,971)			18,514,971

TOTAL INVESTMENTS 100.09%
(Cost $364,574,185)			$397,206,831

Liabilities In Excess Of Other Assets (0.09)%			(328,262)

NET ASSETS 100.00%			$396,878,569

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities, denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
PT	-	Perseroan Terbatas, meaning “private limited”, which is the equivalent of an incorporated entity in the U.S.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)	Non-Income Producing Security.

Sector Diversification	% of Net Assets	Value (Note 1)

COMMON STOCKS
Financials	18.85%	$74,805,196
Health Care	16.91	67,123,993
Consumer Staples	12.18	48,337,579
Industrials	10.81	42,871,734
Telecommunication Services	6.88	27,327,601
Communications	6.30	25,001,300
Consumer, Cyclical	5.60	22,247,899
Energy	5.32	21,089,471
Utilities	3.50	13,900,754
Consumer Discretionary	3.25	12,895,870
Consumer, Non-cyclical	2.77	11,008,296
Materials	1.95	7,717,339
Financials REITS/Property	0.85	3,383,978
Information Technology	0.25	980,850

TOTAL COMMON STOCKS	95.42	378,691,860

SHORT TERM INVESTMENTS	4.67	18,514,971

TOTAL INVESTMENTS	100.09%	$397,206,831
Liabilities in Excess of Other Assets	(0.09)	(328,262)

TOTAL NET ASSETS	100.00%	$396,878,569

See Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value (Note 1)

COMMON STOCKS - 97.04%
Aerospace & Defense - 4.77%
The Boeing Co.	187,600	$28,155,008
Raytheon Co.	742,150	81,079,887

		109,234,895

Communications Equipment - 4.44%
Cisco Systems, Inc.	2,979,800	82,018,995
Corning, Inc.	870,000	19,731,600

		101,750,595

Distillers & Vintners - 2.15%
Diageo PLC - Sponsored ADR	445,000	49,203,650

Distributors - 2.44%
Genuine Parts Co.	598,890	55,810,559

Diversified Banks - 3.90%
HSBC Holdings PLC - Sponsored ADR	1,291,380	54,999,874
Wells Fargo & Co.	632,500	34,408,000

		89,407,874

Diversified Chemicals - 3.47%
EI du Pont de Nemours & Co.	1,112,800	79,531,816

Electric Utilities - 3.24%
NextEra Energy, Inc.	712,350	74,120,018

Household Products - 5.28%
Kimberly-Clark Corp.	585,000	62,659,350
Unilever NV	1,395,440	58,273,574

		120,932,924

Industrial Conglomerates - 7.03%
3M Co.	491,000	80,990,450
General Electric Co.	3,227,500	80,074,275

		161,064,725

Integrated Oil & Gas - 8.04%
Chevron Corp.	647,200	67,943,056
ConocoPhillips	890,000	55,411,400
Royal Dutch Shell PLC, Class B - Sponsored ADR	968,100	60,699,870

		184,054,326

Integrated Telecommunication - 3.38%
BCE, Inc.	1,827,700	77,421,372

	Shares	Value (Note 1)

Integrated Telecommunication Services - 2.94%
AT&T, Inc.	2,065,000	$67,422,250

Life & Health Insurance - 2.86%
MetLife, Inc.	1,294,000	65,411,700

Oil & Gas - 0.83%
CNOOC Ltd. - Sponsored ADR	134,200	19,032,244

Oil & Gas Drilling - 1.09%
Diamond Offshore Drilling, Inc.	930,000	24,914,700

Other Diversified Financial Services - 3.56%
JPMorgan Chase & Co.	1,346,000	81,540,680

Pharmaceuticals - 15.44%
AstraZeneca PLC - Sponsored ADR	683,250	46,754,797
Eli Lilly & Co.	1,110,000	80,641,500
Johnson & Johnson	811,900	81,677,140
Merck & Co., Inc.	1,477,700	84,938,196
Pfizer, Inc.	1,714,550	59,649,195

		353,660,828

Property & Casualty Insurance - 3.54%
The Travelers Cos., Inc.	749,800	81,075,874

Semiconductors - 2.85%
Intel Corp.	2,087,500	65,276,125

Specialized REITs - 5.42%
HCP, Inc. - REIT	1,175,880	50,809,775
Health Care REIT, Inc.	946,870	73,249,863

		124,059,638

Systems Software - 3.43%
Microsoft Corp.	1,600,000	65,048,000
Symantec Corp.	578,816	13,524,036

		78,572,036

Tobacco - 5.48%
Altria Group, Inc.	1,444,600	72,258,892
Philip Morris International, Inc.	705,850	53,171,681

		125,430,573

Wireless Telecommunication Services - 1.46%
Vodafone Group PLC - Sponsored ADR	1,020,200	33,340,136

TOTAL COMMON STOCKS
(Cost $1,555,458,222)		2,222,269,538

	7-Day Yield	Shares	Value (Note 1)

SHORT TERM INVESTMENTS - 2.77%
SSgA® Prime Money Market Fund	0.026%	63,451,739	$63,451,739

TOTAL SHORT TERM INVESTMENTS
(Cost $63,451,739)			63,451,739

TOTAL INVESTMENTS 99.81%
(Cost $1,618,909,961)			$2,285,721,277

Other Assets In Excess Of Liabilities 0.19%			4,457,559

NET ASSETS 100.00%			$2,290,178,836

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value (Note 1)

COMMON STOCKS - 96.56%
Aerospace & Defense - 7.34%
Orbital ATK, Inc.	3,150	$241,384
Spirit Aerosystems Holdings, Inc., Class A(a)	4,375	228,419

		469,803

Airlines - 2.44%
Copa Holdings SA, Class A	1,550	156,504

Apparel Retail - 4.31%
Ascena Retail Group, Inc.(a)	19,000	275,690

Banks - 2.77%
LegacyTexas Financial Group, Inc.	7,800	177,294

Computer Hardware - 4.24%
Avnet, Inc.	6,100	271,450

Construction & Engineering - 2.42%
KBR, Inc.	10,700	154,936

Diversified Metals & Mining - 4.36%
HudBay Minerals, Inc.	34,100	278,938

Electrical Components & Equipment - 7.37%
The Babcock & Wilcox Co.	9,000	288,810
Hubbell, Inc., Class B	1,670	183,065

		471,875

Health Care Services - 4.18%
Omnicare, Inc.	3,470	267,398

Health Care Supplies - 4.24%
Alere, Inc.(a)	5,550	271,395

Insurance - 7.09%
Assured Guaranty Ltd.	8,600	226,954
FNF Group	6,180	227,172

		454,126

Machinery-Diversified - 3.35%
AGCO Corp.	4,500	214,380

Mining - 4.24%
Luxfer Holdings PLC - ADR	20,300	271,411

Miscellaneous Manufacturing - 7.69%
ITT Corp.	4,150	165,627

		Shares	Value (Note 1)

Miscellaneous Manufacturing (continued)
LSB Industries, Inc.(a)		7,900	$326,507

			492,134

Multi-Line Insurance - 3.45%
WR Berkley Corp.		4,370	220,729

Multi-Sector Holdings - 2.07%
FNFV Group(a)		9,392	132,427

Oil & Gas - 2.09%
Approach Resources, Inc.(a)		20,300	133,777

Oil & Gas Exploration & Production - 6.20%
Bill Barrett Corp.(a)		27,600	229,080
Cimarex Energy Co.		1,460	168,031

			397,111

Regional Banks - 9.79%
Bank of the Ozarks, Inc.		4,630	170,986
CVB Financial Corp.		15,100	240,694
National Bank Holdings Corp., Class A		11,450	215,374

			627,054

Retail - 6.92%
Sonic Automotive, Inc., Class A		9,700	241,530
Vista Outdoor, Inc.(a)		4,700	201,254

			442,784

TOTAL COMMON STOCKS
(Cost $5,359,422)			6,181,216

7-Day Yield		Shares	Value (Note 1)

SHORT TERM INVESTMENTS - 3.61%
SSgA® Prime Money Market Fund	0.026%	231,263	231,263

TOTAL SHORT TERM INVESTMENTS
(Cost $231,263)			231,263

TOTAL INVESTMENTS 100.17%
(Cost $5,590,685)			$6,412,479

Liabilities In Excess Of Other Assets (0.17)%			(11,150)

NET ASSETS 100.00%			$6,401,329

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value (Note 1)

COMMON STOCKS - 87.59%
Aerospace & Defense - 6.57%
The Boeing Co.	4,400	$660,352
Raytheon Co.	11,500	1,256,375

		1,916,727

Auto Parts & Equipment - 4.01%
BorgWarner, Inc.	9,500	574,560
Johnson Controls, Inc.	11,820	596,201

		1,170,761

Communications Equipment - 3.08%
Cisco Systems, Inc.	32,600	897,315

Construction & Engineering - 0.73%
KBR, Inc.	14,730	213,290

Diversified Banks - 3.58%
Wells Fargo & Co.	19,200	1,044,480

Health Care Equipment - 3.12%
Medtronic PLC	11,660	909,363

Heavy Electrical Equipment - 2.20%
ABB Ltd. - Sponsored ADR	30,350	642,509

Household Products - 0.82%
Unilever NV	5,750	240,120

Industrial Conglomerates - 3.21%
3M Co.	5,670	935,267

Integrated Oil & Gas - 3.86%
ConocoPhillips	11,220	698,557
Royal Dutch Shell PLC, Class B - Sponsored ADR	6,830	428,241

		1,126,798

Integrated Telecommunication Services - 1.28%
AT&T, Inc.	11,450	373,843

Life & Health Insurance - 2.34%
MetLife, Inc.	13,480	681,414

Life Sciences Tools & Services - 3.57%
Thermo Fisher Scientific, Inc.	7,750	1,041,135

Managed Health Care - 4.04%
Aetna, Inc.	11,050	1,177,156

	Shares	Value (Note 1)

Movies & Entertainment - 2.48%
The Walt Disney Co.	6,900	$723,741

Oil & Gas - 2.38%
CNOOC Ltd. - Sponsored ADR	4,900	694,918

Oil & Gas Equipment & Services - 3.11%
Halliburton Co.	20,650	906,122

Oil & Gas Exploration & Production - 2.22%
Devon Energy Corp.	10,750	648,333

Other Diversified Financial Services - 4.49%
Citigroup, Inc.	10,600	546,112
JPMorgan Chase & Co.	12,600	763,308

		1,309,420

Pharmaceuticals - 11.46%
Johnson & Johnson	3,100	311,860
Mallinckrodt PLC(a)	1,477	187,062
Merck & Co., Inc.	15,150	870,822
Novartis AG - Sponsored ADR	9,600	946,656
Pfizer, Inc.	29,550	1,028,045

		3,344,445

Property & Casualty Insurance - 4.23%
The Allstate Corp.	8,600	612,062
The Chubb Corp.	6,150	621,765

		1,233,827

Railroads - 3.46%
CSX Corp.	30,450	1,008,504

Regional Banks - 2.79%
BB&T Corp.	20,850	812,941

Semiconductors - 2.63%
Samsung Electronics Co. Ltd. - GDR(b)	1,550	766,630

Systems Software - 5.93%
Microsoft Corp.	21,100	857,821
Oracle Corp.	20,200	871,630

		1,729,451

TOTAL COMMON STOCKS
(Cost $18,426,282)		25,548,510

	7-Day Yield	Shares	Value (Note 1)

SHORT TERM INVESTMENTS - 12.26%
SSgA® Prime Money Market Fund	0.026%	3,576,634	$3,576,634

TOTAL SHORT TERM INVESTMENTS
(Cost $3,576,634)			3,576,634

TOTAL INVESTMENTS 99.85%
(Cost $22,002,916)			$29,125,144

Other Assets In Excess Of Liabilities 0.15%			45,110

NET ASSETS 100.00%			$29,170,254

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
GDR	-	Global Depositary Receipt. GDR’s are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2015, the aggregate market value of those securities was $766,630, which represents approximately 2.63% of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value (Note 1)

COMMON STOCKS - 81.82%
Brazil - 1.55%
AMBEV SA - ADR	307,750	$1,772,640
BM&F Bovespa SA	235,800	822,313

		2,594,953

China - 6.69%
China Merchants Holdings International Co. Ltd.	1,180,000	4,624,186
CNOOC Ltd.	2,002,000	2,825,474
Ping An Insurance Group Co. of China Ltd., Class H	312,000	3,742,949

		11,192,609

Greece - 1.94%
Hellenic Telecommunications Organization SA(a)	139,350	1,234,233
OPAP SA	216,150	2,017,454

		3,251,687

Hong Kong - 17.55%
AIA Group Ltd.	775,000	4,865,826
Cathay Pacific Airways Ltd.	1,050,000	2,429,750
China Everbright Ltd.	1,276,000	3,325,541
China Mobile Ltd. - Sponsored ADR	40,300	2,620,709
Great Wall Motor Co. Ltd., Class H	624,000	4,398,978
Lenovo Group Ltd.	1,320,000	1,923,515
PetroChina Co. Ltd., Class H	2,524,000	2,802,900
SJM Holdings Ltd.	199,000	259,909
Television Broadcasts Ltd.	359,500	2,221,259
Value Partners Group Ltd.	4,775,000	4,499,972

		29,348,359

India - 4.41%
Ascendas India Trust	1,767,000	1,158,815
ICICI Bank Ltd. - Sponsored ADR	311,100	3,222,996
Religare Health Trust	3,772,200	2,995,226

		7,377,037

Indonesia - 2.07%
PT Perusahaan Gas Negara Persero Tbk	4,260,500	1,561,592
PT Telekomunikasi Indonesia Persero Tbk	8,625,000	1,901,777

		3,463,369

Israel - 3.16%
Elbit Systems Ltd.	37,289	2,682,558

	Shares	Value (Note 1)

Israel (continued)
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	41,700	$2,597,910

		5,280,468

Korea - 2.32%
Hyundai Motor Co.	25,590	3,875,392

Luxembourg - 0.69%
Pegas Nonwovens SA	42,292	1,153,678

Malaysia - 0.65%
Axiata Group Bhd	572,500	1,093,703

Mexico - 4.33%
Fibra Uno Administracion SA de CV - REIT	781,850	2,070,786
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	180,700	1,973,244
Industrias Penoles SAB de CV	22,160	384,813
TF Administradora Industrial S de RL de CV - REIT	1,383,808	2,803,269

		7,232,112

Nigeria - 0.75%
Lafarge Africa PLC	2,980,298	1,254,084

Panama - 0.47%
Copa Holdings SA, Class A	7,700	777,469

Philippines - 0.66%
Philippine Long Distance Telephone Co.	17,305	1,100,818

Poland - 2.92%
Asseco Poland SA	81,000	1,260,253
Bank Pekao SA	34,300	1,661,709
Powszechny Zaklad Ubezpieczen SA	15,150	1,954,751

		4,876,713

Russia - 1.34%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	10,000	462,183
MMC Norilsk Nickel OJSC - ADR	100,000	1,782,553

		2,244,736

Singapore - 2.70%
Asian Pay Television Trust	3,510,000	2,276,315
SATS Ltd.	995,000	2,233,337

		4,509,652

South Africa - 6.56%
The Bidvest Group Ltd.	115,650	3,128,340
MMI Holdings Ltd.	905,250	2,449,526

	Shares	Value (Note 1)

South Africa (continued)
MTN Group Ltd.	160,900	$2,712,316
SABMiller PLC	51,250	2,684,567

		10,974,749

South Korea - 4.27%
Halla Visteon Climate Control Corp.	79,000	2,728,147
Samsung Electronics Co. Ltd.	3,400	4,416,062

		7,144,209

Sri Lanka - 1.50%
Hatton National Bank PLC	1,503,734	2,506,694

Taiwan - 11.88%
Advanced Semiconductor Engineering, Inc.	960,000	1,299,968
CTCI Corp.	998,000	1,645,537
King Yuan Electronics Co. Ltd.	2,000,000	1,814,147
MediaTek, Inc.	160,000	2,160,922
Pacific Hospital Supply Co. Ltd.	244,000	539,990
Silicon Motion Technology Corp. - ADR	92,400	2,483,712
Siliconware Precision Industries Co. - Sponsored ADR	340,300	2,783,654
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	141,250	3,316,550
Win Semiconductors Corp.	2,800,000	3,826,074

		19,870,554

Thailand - 1.49%
Major Cineplex Group PCL	2,468,400	2,482,948

Turkey - 1.92%
Arcelik AS	557,000	3,208,841

TOTAL COMMON STOCKS
(Cost $129,544,907)		136,814,834

CORPORATE BONDS - 0.11%
India - 0.11%
NTPC Ltd.	908,000	181,364

TOTAL CORPORATE BONDS
(Cost $–)		181,364

PARTICIPATORY NOTES - 11.04%
China - 2.21%
Daqin Railway Co. Ltd. (Issued by Morgan Stanley), Expires 12/14/2015	2,075,891	3,692,180

	Shares	Value (Note 1)

India - 8.83%
Bajaj Holdings & Investments Ltd. (Issued by Morgan Stanley), Expires 05/26/2015	99,378	2,067,421
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018	400,000	3,581,512
NTPC Ltd. (Issued by Morgan Stanley), Expires 05/26/2015	908,000	2,139,983
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 11/12/2015	1,701,508	3,966,436
State Bank of India (Issued by Morgan Stanley), Expires 05/20/2015	705,000	3,021,560

		$14,776,912

TOTAL PARTICIPATORY NOTES
(Cost $18,434,716)		18,469,092

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.82%
SSgA® Prime Money Market Fund	0.026%	4,716,613	4,716,613

TOTAL SHORT TERM INVESTMENTS
(Cost $4,716,613)			4,716,613

TOTAL INVESTMENTS 95.79%
(Cost $152,696,236)			$160,181,903

Other Assets In Excess Of Liabilities 4.21%			7,041,601

NET ASSETS 100.00%			$167,223,504

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
Ltd.	-	Limited.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbatas, meaning “private limited”, which is the equivalent of an incorporated entity in the U.S.
REIT	-	Real Estate Investment Company.
S de RL de CV	-	Sociedad de Responsabilidad Limitada de Capital Variable.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SA de CV	-	Sociedad Anonima de Capital Variable.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)	Non-Income Producing Security.

Sector Diversification	% of Net Assets	Value (Note 1)

COMMON STOCKS
Financials	19.92%	$33,301,836
Consumer Discretionary	9.84	16,447,327
Technology	9.44	15,763,478
Industrials	6.27	10,467,241
Information Technology	5.68	9,521,379
Telecommunication Services	5.64	9,429,323
Consumer, Cyclical	4.28	7,175,351
Health Care	3.66	6,133,126
Energy	3.65	6,090,557
Diversified	2.76	4,624,186
Consumer Staples	2.30	3,838,245
Materials	2.04	3,421,450
Financials REITS/Property	1.93	3,229,601
Real Estate Investment Trusts	1.68	2,803,269
Consumer, Non-cyclical	1.06	1,772,640
Utilities	0.93	1,561,592
Communications	0.74	1,234,233

TOTAL COMMON STOCKS	81.82	136,814,834

CORPORATE BONDS
Corporate Bonds	0.11	181,364

TOTAL CORPORATE BONDS	0.11	181,364

PARTICIPATORY NOTES
Financials	3.37	5,648,933
Utilities	2.37	3,966,436
Industrials	2.21	3,692,180
Banks	1.81	3,021,560
Electric	1.28	2,139,983

TOTAL PARTICIPATORY NOTES	11.04	18,469,092

SHORT TERM INVESTMENTS	2.82	4,716,613

TOTAL INVESTMENTS	95.79%	$160,181,903
Other Assets In Excess Of Liabilities	4.21	7,041,601

TOTAL NET ASSETS	100.00%	$167,223,504

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments

March 31, 2015

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2015, there were transfers between Levels 1 and 2 assets and liabilities, based on levels assigned to securities on June 30, 2014. Financial Assets with a value of $246,156,247 and $70,157,171 were transferred from Level 1 to Level 2 in the Cullen International High Dividend Fund and the Cullen Emerging Markets High Dividend Fund, respectively, since certain international equity securities were valued using fair valuation prices provided by an approved pricing vendor as described above. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total

Cullen International High Dividend Fund
Common Stocks(2)
Australia	$–	$12,603,818	$–	$12,603,818
Canada	21,507,608	–	–	21,507,608
China	–	6,428,587	–	6,428,587
France	4,985,864	41,165,756	–	46,151,620
Germany	–	51,347,034	–	51,347,034
Hong Kong	–	10,915,158	–	10,915,158
Indonesia	–	357,203	–	357,203
Japan	–	39,179,586	–	39,179,586
Luxembourg	12,895,870	–	–	12,895,870
Netherlands	9,855,360	–	–	9,855,360
Norway	381,350	8,416,505	–	8,797,855
Poland	–	980,850	–	980,850
Singapore	–	19,954,120	–	19,954,120
South Africa	–	5,318,432	–	5,318,432
Switzerland	14,933,194	40,194,074	–	55,127,268
United Kingdom	16,413,693	60,857,798	–	77,271,491
Short Term Investments	18,514,971	–	–	18,514,971

Total	$99,487,910	$297,718,921	$–	$397,206,831

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Cullen High Dividend Equity Fund
Common Stocks(2)	$2,222,269,538	$–	$–	$2,222,269,538
Short Term Investments	63,451,739	–	–	63,451,739

Total	$2,285,721,277	$–	$–	$2,285,721,277

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Cullen Small Cap Value Fund
Common Stocks(2)	$6,181,216	$–	$–	$6,181,216
Short Term Investments	231,263	–	–	231,263

Total	$6,412,479	$–	$–	$6,412,479

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Cullen Value Fund
Common Stocks(2)	$25,548,510	$–	$–	$25,548,510
Short Term Investments	3,576,634	–	–	3,576,634

Total	$29,125,144	$–	$–	$29,125,144

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total

Cullen Emerging Markets High Dividend Fund
Common Stocks(2)
Brazil	$2,594,953	$–	$–	$2,594,953
China	–	11,192,609	–	11,192,609
Greece	–	3,251,687	–	3,251,687
Hong Kong	5,050,459	24,297,900	–	29,348,359
India	4,381,811	2,995,226	–	7,377,037
Indonesia	–	3,463,369	–	3,463,369
Israel	2,597,910	2,682,558	–	5,280,468
Korea	–	3,875,392	–	3,875,392
Luxembourg	–	1,153,678	–	1,153,678
Malaysia	–	1,093,703	–	1,093,703
Mexico	7,232,112	–	–	7,232,112
Nigeria	–	1,254,084	–	1,254,084
Panama	777,469	–	–	777,469
Philippines	–	1,100,818	–	1,100,818
Poland	–	4,876,713	–	4,876,713
Russia	–	2,244,736	–	2,244,736
Singapore	2,276,315	2,233,337	–	4,509,652
South Africa	2,449,526	8,525,223	–	10,974,749
South Korea	4,416,062	2,728,147	–	7,144,209
Sri Lanka	2,506,694	–	–	2,506,694
Taiwan	8,583,916	11,286,638	–	19,870,554
Thailand	–	2,482,948	–	2,482,948
Turkey	–	3,208,841	–	3,208,841
Corporate Bonds	–	181,364	–	181,364
Participatory Notes	–	18,469,092	–	18,469,092
Short Term Investments	4,716,613	–	–	4,716,613

Total	$47,583,840	$112,598,063	$–	$160,181,903

(1)	Securities within Level 2 result from pre-determined trigger events being met and fair valuation models provided by the Funds’ independent pricing vendors being incorporated into the closing price of the respective securities as traded on their respective exchanges.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Note 2 – Unrealized Appreciation/ (Depreciation) on Investments

As of March 31, 2015, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of tax value over cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes

Cullen International High Dividend Fund	$45,950,996	$(14,558,509)	$31,392,487	$365,814,344

Cullen High Dividend Equity Fund	703,572,644	(36,771,824)	666,800,820	1,618,920,457

Cullen Small Cap Value Fund	1,640,126	(818,839)	821,287	5,591,192

Cullen Value Fund	7,587,065	(509,741)	7,077,324	22,047,820

Cullen Emerging Markets High Dividend Fund	15,276,545	(8,118,525)	7,158,020	153,023,883

Note 3 – Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 – Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 29, 2015

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	May 29, 2015